Deferred Revenues	12 Months Ended
Dec. 31, 2020
Disclosure Text Block [Abstract]
DEFERRED REVENUES

NOTE 13:- DEFERRED REVENUES:

	December 31
	2020	2019

Advanced payments from customers	267	210
Service contracts	544	483
Other	93	143
	904	836
Less- long term deferred revenue related to service contract	(303)	(319)
	$601	$517